Non-financial Assets and Liabilities	6 Months Ended
Dec. 31, 2021
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

a.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2021
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	1	—	21	22
Amortization charge	—	(102)	—	(1,475)	(1,577)
Closing net book amount	134,453	2,072	427,779	16,242	580,546

As of June 30, 2021
Cost	134,453	3,407	489,698	23,999	651,557
Accumulated amortization	—	(1,335)	—	(7,757)	(9,092)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,072	427,779	16,242	580,546

Six Months Ended December 31, 2021
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions	—	—	—	—	—
Exchange differences	—	75	—	—	75
Amortization charge	—	(58)	—	(727)	(785)
Closing net book amount	134,453	2,089	427,779	15,515	579,836

As of December 31, 2021
Cost	134,453	3,464	489,698	24,000	651,615
Accumulated amortization	—	(1,375)	—	(8,485)	(9,860)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,089	427,779	15,515	579,836

(i) Carrying value of in-process research and development acquired by product

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

For all products included within the above balances, the underlying currency of each item recorded is USD.

During the quarter ended December 31, 2021, no impairment indicators for the in-process research and development and goodwill was identified.

b.	Provisions

	As of			As of
	December 31, 2021			June 30, 2021
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,894	13,934	24,828	10,764	14,645	25,409
Employee benefits	3,144	58	3,202	4,195	47	4,242
Provision for license agreements	6,250	—	6,250	3,751	2,325	6,076
Provision for litigation settlements(1)	2,000	—	2,000	—	—	—
	22,288	13,992	36,280	18,710	17,017	35,727

(1)

In October 2020, in light of the Complete Response Letter released by the FDA and the decline in the market price of our ADS, a purported class action lawsuit was filed in the U.S. Federal District Court for the Southern District of New York on behalf of purchasers or acquirers of our ADSs against the Company, its Chief Executive Officer, its former Chief Financial Officer and its former Chief Medical Officer for alleged violations of the U.S. Securities Exchange Act of 1934. The parties have reached an agreement in principle to settle the securities class action on a class wide basis for $2.0 million, with no admission of liability. This settlement will be paid by the Company’s insurer, other than the minimum excess as per the Company’s insurance policy. The settlement is subject to final documentation, notice to the class members, and approval of the court.

(i) Information about individual provisions and significant estimates

Contingent consideration

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(e)(iii).

Employee benefits

The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.

Employee benefits include accrued annual leave. As at December 31, 2021 and June 30, 2021, the entire amount of the annual leave accrual was $1.0 million and $1.0 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.

(ii) Movements

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements. Refer to Note 5(e)(iii) for movements in contingent consideration for the period ended December 31, 2021 and June 30, 2021.

c.	Deferred tax balances

(i) Deferred tax balances

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	70,040	71,916
Other temporary differences	10,169	8,248
Total deferred tax assets	80,209	80,164

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,209	80,164
Total deferred tax liabilities	80,209	80,164
Net deferred tax liabilities	—	—

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	1,449	(2,609)	339	(821)
- directly to equity	(466)	557	—	91
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	1,724	(1,911)	45	(142)
- directly to equity	152	(10)	—	142
As of December 31, 2021	(70,040)	(10,169)	80,209	—
(1)	Deferred tax assets are netted against deferred tax liabilities